UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 3/31/12 is included with this Form.

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2012

Shares		Value
COMMON STOCKS (98.3%)

	CONSUMER DISCRETIONARY (17.4%)
5,500	AutoZone, Inc. *	$2,044,900
32,000	Coach, Inc.	2,472,960
86,000	Comcast Corp. Class A	2,537,860
44,000	DIRECTV Class A *	2,170,960
45,000	Las Vegas Sands Corp.	2,590,650
24,000	McDonald’s Corp.	2,354,400
10,000	Netflix, Inc. *	1,150,400
19,000	NIKE, Inc. Class B	2,060,360
3,500	Priceline.com, Inc. *	2,511,250
55,000	Starbucks Corp.	3,073,950
39,000	Target Corp.	2,272,530
64,000	TJX Companies, Inc. (The)	2,541,440
42,000	Viacom, Inc. Class B	1,993,320
53,000	Walt Disney Co. (The)	2,320,340
31,000	Yum! Brands, Inc.	2,206,580
		34,301,900

	CONSUMER STAPLES (3.1%)
24,000	Costco Wholesale Corp.	2,179,200
31,000	PepsiCo, Inc.	2,056,850
66,000	Sysco Corp.	1,970,760
		6,206,810

	ENERGY (8.0%)
18,000	Chevron Corp.	1,930,320
41,000	Enterprise Products Partners L.P.	2,069,270
19,000	EOG Resources, Inc.	2,110,900
26,000	Exxon Mobil Corp.	2,254,980
31,300	Hess Corp.	1,845,135
29,000	Schlumberger Ltd.	2,027,970
52,000	Suncor Energy, Inc.	1,700,400
45,000	TransCanada Corp.	1,935,000
		15,873,975

	FINANCIALS (5.9%)
11,000	BlackRock, Inc.	2,253,900
43,000	Capital One Financial Corp.	2,396,820
50,000	JPMorgan Chase & Co.	2,299,000
23,700	M&T Bank Corp.	2,059,056
82,000	U.S. Bancorp	2,597,760
		11,606,536

	HEALTH CARE (18.2%)
40,000	Aetna, Inc.	2,006,400
51,000	Agilent Technologies, Inc.	2,270,010
27,000	Allergan, Inc.	2,576,610
30,000	Amgen, Inc.	2,039,700
18,000	Biogen Idec, Inc. *	2,267,460
66,000	Bristol-Myers Squibb Co.	2,227,500
40,000	Express Scripts, Inc. *	2,167,200
43,000	Gilead Sciences, Inc. *	2,100,550
24,000	McKesson Corp.	2,106,480
45,000	Medtronic, Inc.	1,763,550
34,400	Novartis AG ADR	1,906,104
15,000	Novo Nordisk A/S ADR	2,080,650
36,000	Stryker Corp.	1,997,280
46,000	Teva Pharmaceutical Industries Ltd. ADR	2,072,760
35,000	Thermo Fisher Scientific, Inc.	1,973,300

Shares		Value
41,000	UnitedHealth Group, Inc.	$2,416,540
31,000	Watson Pharmaceuticals, Inc. *	2,078,860
		36,050,954
	INDUSTRIALS (9.6%)
28,000	Boeing Co. (The)	2,082,360
25,000	Canadian National Railway Co.	1,985,750
90,000	CSX Corp.	1,936,800
39,000	Danaher Corp.	2,184,000
47,000	Expeditors International of Washington, Inc.	2,185,970
22,000	FedEx Corp.	2,023,120
45,000	Tyco International Ltd.	2,528,100
18,000	Union Pacific Corp.	1,934,640
25,000	United Technologies Corp.	2,073,500
		18,934,240

	INFORMATION TECHNOLOGY (26.1%)
37,000	Accenture PLC Class A	2,386,500
49,000	Altera Corp.	1,951,180
50,000	Analog Devices, Inc.	2,020,000
6,500	Apple, Inc. *	3,896,555
15,000	Baidu, Inc. ADR *	2,186,550
16,000	Check Point Software Technologies Ltd. *	1,021,440
17,000	Citrix Systems, Inc. *	1,341,470
29,000	Cognizant Technology Solutions Corp. Class A *	2,231,550
85,000	EMC Corp. *	2,539,800
4,000	Google, Inc. Class A *	2,564,960
94,000	Intel Corp.	2,642,340
13,000	International Business Machines Corp.	2,712,450
40,000	Intuit, Inc.	2,405,200
100,000	Marvell Technology Group Ltd. *	1,573,000
43,071	Motorola Solutions, Inc.	2,189,299
45,000	NetApp, Inc. *	2,014,650
68,000	Oracle Corp.	1,982,880
36,000	QUALCOMM, Inc.	2,448,720
34,000	SAP AG ADR	2,373,880
54,000	TE Connectivity Ltd.	1,984,500
62,000	Texas Instruments, Inc.	2,083,820
21,000	Visa, Inc. Class A	2,478,000
23,000	VMware, Inc. Class A *	2,584,510
		51,613,254

	MATERIALS (6.9%)
22,000	Air Products & Chemicals, Inc.	2,019,600
42,000	Barrick Gold Corp.	1,826,160
23,000	BHP Billiton Ltd. ADR	1,665,200
37,000	E.I. du Pont de Nemours & Co.	1,957,300
36,000	Ecolab, Inc.	2,221,920
36,000	Mosaic Co. (The)	1,990,440
39,000	Newmont Mining Corp.	1,999,530
		13,680,150

	TELECOMMUNICATION SERVICES (2.2%)
80,000	America Movil SAB de C.V. Series L, ADR	1,986,400
59,000	BCE, Inc.	2,363,540
		4,349,940

	UTILITIES (0.9%)
85,000	Duke Energy Corp.	1,785,850

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (98.3%) (Cost $144,077,023)	$194,403,609

1

Value Line Larger Companies Fund, Inc.

March 31, 2012

Principal Amount		Value
SHORT-TERM INVESTMENTS (1.8%)

	REPURCHASE AGREEMENT (1.8%)
$3,500,000	With Morgan Stanley, 0.08%, dated 03/30/12, due 04/02/12, delivery value $3,500,023 (collateralized by $3,295,000 U.S. Treasury Notes 2.7500% due 02/15/19, with a value of $3,562,577)	3,500,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,500,000) (1.8%)	3,500,000

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.1%)		(227,316)

NET ASSETS (1) (100%)		$197,676,293

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($197,676,293 ÷ 10,021,395 shares outstanding)		$19.73

*	Non-income producing.
(1)
For federal income tax purposes, the aggregate cost was $147,577,023, aggregate gross unrealized appreciation was $52,448,065, aggregate gross unrealized depreciation was $2,121,479 and the net unrealized appreciation was $50,326,586.

ADR	American Depositary Receipt.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$194,403,609	$0	$0	$194,403,609
Short-Term Investments	0	3,500,000	0	3,500,000
Total Investments in Securities	$194,403,609	$3,500,000	$0	$197,903,609

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011- 04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended March 31, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended March 31, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the  registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2012